Expense Example	Dec. 31, 2024 USD ($)
NVIT Fidelity Institutional AM Emerging Markets Fund | Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,339
NVIT Fidelity Institutional AM Emerging Markets Fund | Class D Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	837
Expense Example, with Redemption, 10 Years	1,845
NVIT Fidelity Institutional AM Emerging Markets Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	1,510
NVIT Fidelity Institutional AM Emerging Markets Fund | Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	463
Expense Example, with Redemption, 5 Years	810
Expense Example, with Redemption, 10 Years	1,790
NVIT Putnam International Value Fund | Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	1,033
NVIT Putnam International Value Fund | Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,337
NVIT Putnam International Value Fund | Class X Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	1,045
NVIT Putnam International Value Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	543
Expense Example, with Redemption, 10 Years	1,209
NVIT Putnam International Value Fund | Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	389
Expense Example, with Redemption, 5 Years	677
Expense Example, with Redemption, 10 Years	$ 1,496